STATEMENTS OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 114,144
Loss from operations	(114,144)
Other income (expense):
Change in fair value of warrant liability	(12,110,000)
Offering costs allocated to derivative warrant liabilities	(749,253)
Interest earned on marketable securities held in Trust Account	1,973
Net loss	$ (12,971,424)
Class A Common Stock
Other income (expense):
Basic and diluted net income (loss) per ordinary share | $ / shares	$ 0.00
Class A, subject to possible redemption
Other income (expense):
Weighted average shares outstanding | shares	23,000,000
Class B Common Stock
Other income (expense):
Weighted average shares outstanding | shares	5,194,656
Basic and diluted net income (loss) per ordinary share | $ / shares	$ (2.50)